Per Share Data (Tables)	9 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS)
During the nine and three months ended December 31, 2020 and 2021, there was no stock compensation which was antidilutive.

	Millions of yen
	Nine months ended December 31, 2020	Nine months ended December 31, 2021
Net Income attributable to ORIX Corporation shareholders	¥142,015	¥211,341

	Millions of yen
	Three months ended December 31, 2020	Three months ended December 31, 2021
Net Income attributable to ORIX Corporation shareholders	¥48,173	¥64,659

	Thousands of Shares
	Nine months ended December 31, 2020	Nine months ended December 31, 2021
Weighted-average shares	1,242,765	1,206,467
Effect of dilutive securities—
Stock compensation	1,107	1,324

Weighted-average shares for diluted EPS computation	1,243,872	1,207,791

	Thousands of Shares
	Three months ended December 31, 2020	Three months ended December 31, 2021
Weighted-average shares	1,235,177	1,197,290
Effect of dilutive securities—
Stock compensation	1,139	1,422

Weighted-average shares for diluted EPS computation	1,236,316	1,198,712

	Yen
	Nine months ended December 31, 2020	Nine months ended December 31, 2021
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥114.27	¥175.17
Diluted	114.17	174.98

	Yen
	Three months ended December 31, 2020	Three months ended December 31, 2021
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥39.00	¥54.00
Diluted	38.97	53.94

Note:
The Company’s shares held through the Board Incentive Plan Trust are included in the number of treasury stock to be deducted in calculation of the weighted-average shares for EPS computation. (1,821,098 and 2,147,048 shares for the nine months ended December 31, 2020 and 2021, 2,197,628 and 2,142,248 shares for the three months ended December 31, 2020 and 2021)